Loss Per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Loss per share

9.	Loss per share
The Company calculates basic and diluted loss per share as follows:

	Year Ended December 31,
	2019	2020	2021
Numerator
Net loss	(375,184)	(393,761)	(3,639,979)
Less: Cumulative dividends on Series A Preferred Shares	—	—	(140,246)

Net loss attributable to common shareholders, basic	(375,184)	(393,761)	(3,780,225)

Denominator
Weighted average number of shares outstanding, basic and diluted	4,775,272	4,775,272	4,775,272

Loss per share, basic and diluted	(0.08)	(0.08)	(0.79)

There were no dilutive shares for any of the periods presented.